Property, Plant and Equipment, Net and Right-of-Use Assets - Summary of Distribution Expense For Depreciation Of Right-Of-Use Assets (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Depreciation Of Right of use Assets [Line Items]
Depreciation, right-of-use assets	S/ 17,531	S/ 29,396
Cost of services and goods [member]
Disclosure Of Depreciation Of Right of use Assets [Line Items]
Depreciation, right-of-use assets	15,938	26,449
Administrative expenses [member]
Disclosure Of Depreciation Of Right of use Assets [Line Items]
Depreciation, right-of-use assets	S/ 1,593	S/ 2,947